Business Combination - Schedule of Number of Shares of Common Stock Issued Immediately Following Consummation of Business Combination (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Nov. 25, 2020	Nov. 24, 2020	Dec. 31, 2019
Business Combination [Line Items]
Common stock, outstanding			22,984,745	23,000,000
Less: redemption of Kensington shares			15,255
Common stock, issued			347,770,673
Business Combination and PIPE Financing shares - Class A common stock			78,734,745
Class A Common Stock
Business Combination [Line Items]
Common stock, outstanding	233,610,488	207,769,091			81,720,530
Common stock, issued	233,610,488	207,769,091			81,720,530
Class B Common Stock
Business Combination [Line Items]
Common stock, outstanding	156,161,849	156,224,614			158,056,527
Common stock, issued	156,161,849	156,224,614			158,056,527
PIPE Financing
Business Combination [Line Items]
Common stock, issued			50,000,000
Legacy Quantum Scape | Class A Common Stock
Business Combination [Line Items]
Common stock, outstanding				27,533,913
Common stock, issued			110,734,478
Legacy Quantum Scape | Class B Common Stock
Business Combination [Line Items]
Common stock, outstanding				39,361,342
Common stock, issued			158,301,450
Founder Shares | Kensington
Business Combination [Line Items]
Common stock, issued			5,750,000